Emerging Markets Fixed Income Opportunities Portfolio
Emerging Markets Fixed Income Opportunities Portfolio

Prospectus Supplement

June 21, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 21, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

Emerging Markets Fixed Income Opportunities Portfolio

Effective August 1, 2019, the first sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Fees and Expenses" is hereby deleted and replaced with the following:

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A, Class B, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Liquid Assets Prime, Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") that you acquired in an exchange from Class A, Class L or Class C shares of the Fund or Class A, Class B, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Liquid Assets Prime, Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $100,000 or more.

Effective August 1, 2019, the table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Shareholder Fees" is hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Emerging Markets Fixed Income Opportunities Portfolio	Class I	Class A	Class L	Class C	Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	3.25%	none	none	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	none	1.00%	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Effective August 1, 2019, each row with respect to Class A in the tables entitled "If you SOLD Your Shares" and "If You HELD Your Shares" in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example" is hereby deleted and replaced with the following:

If you SOLD Your Shares
Expense Example	1 Year	3 Years	5 Years	10 Years
Emerging Markets Fixed Income Opportunities Portfolio | Class A | USD ($)	443	956	1,495	2,965

If You HELD Your Shares
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Emerging Markets Fixed Income Opportunities Portfolio | Class A | USD ($)	443	956	1,495	2,965

Please retain this supplement for future reference.